Completed Merger	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

2.           Completed Merger

On November 4, 2011, pursuant to the terms of the Merger Agreement, the Merger was consummated and Merger Sub was merged with and into SG Building, with SG Building surviving the Merger and becoming a wholly-owned subsidiary, and only operating business of the Company. In connection with the Merger, (i) each of the 1,786,000 shares of SG Building common stock which were outstanding immediately prior to the effective date of the Merger were exchanged for 20.1851851852 shares of the Company’s common stock and (ii) each of the 51,750 outstanding SG Building warrants were cancelled and substituted with Company warrants of a similar tenor to purchase an aggregate of 1,044,584 shares of the Company’s common stock. Also, in connection with the Merger, 408,750 shares of the Company’s common stock were issued for services related to the Merger.

The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Merger on November 4, 2011 is summarized as follows:

	Number of Shares
SG Building shares outstanding prior to the Merger	1,786,000
Share exchange ratio (20.1851851852 to 1)	20.1851851852	x
	36,050,764
SG Blocks shares outstanding prior to the Merger	3,269,992
Shares issued in connection with the Merger	408,750
	39,729,506

In connection with the Merger Agreement, the Company entered into an escrow agreement with former shareholders of SG Building in order to provide for any payment to which the Company may be entitled with respect to post-closing rights to indemnification under the Merger Agreement. Under the terms of the escrow agreement, the former stockholders of SG Building placed in escrow (with an independent escrow agent) a total of 817,500 shares of common stock received by them in the Merger. Such shares of common stock held in escrow were the Company’s sole remedy for rights to indemnification under the Merger Agreement.  No claims for indemnification were asserted by the Company within the escrow period, and accordingly the escrowed shares were released from escrow.